UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22444

Western Asset High Yield Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

FORM N-Q

FEBRUARY 28, 2019

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 86.8%
COMMUNICATION SERVICES - 20.7%
Diversified Telecommunication Services - 1.9%
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	750,000	$688,125
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	1,530,000	1,600,762	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	410,000	402,313	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	400,000	410,000	(a)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	4,715,000	3,088,325	(a)(b)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	9.000%	6/30/25	1,000,000	605,000	(a)(b)

Total Diversified Telecommunication Services				6,794,525

Entertainment - 0.7%
Netflix Inc., Senior Notes	5.875%	11/15/28	670,000	699,514	(a)
Netflix Inc., Senior Notes	6.375%	5/15/29	1,750,000	1,863,207	(a)

Total Entertainment				2,562,721

Interactive Media & Services - 0.2%
Match Group Inc., Senior Notes	6.375%	6/1/24	490,000	518,788
Match Group Inc., Senior Notes	5.000%	12/15/27	40,000	39,761	(a)

Total Interactive Media & Services				558,549

Media - 12.4%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	4,400,000	4,328,500	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	7,910,000	7,969,325	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	10,220,000	10,194,450	(a)
American Media LLC, Secured Notes	10.500%	12/31/26	890,000	887,775	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,233,000	1,216,564	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	3,250,000	3,134,219	(a)
DISH DBS Corp., Senior Notes	5.000%	3/15/23	500,000	446,875
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,737,000	4,853,215
DISH DBS Corp., Senior Notes	7.750%	7/1/26	7,238,000	6,278,965
Meredith Corp., Senior Notes	6.875%	2/1/26	790,000	819,862	(a)
Univision Communications, Inc., Senior Secured Notes	6.750%	9/15/22	554,000	560,233	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	540,000	556,200	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,250,000	1,287,500	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	1,650,000	$1,657,903	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,020,000	1,017,450	(a)

Total Media				45,209,036

Wireless Telecommunication Services - 5.5%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,190,000	1,258,425	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	899,000	1,045,087	(a)
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	2,080,000	2,048,800	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	800,000	838,508	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	4,288,000	4,242,440
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	141,294
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	420,000	438,858
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,452,000	1,698,550
Sprint Corp., Senior Notes	7.875%	9/15/23	3,160,000	3,389,921
Sprint Corp., Senior Notes	7.625%	3/1/26	530,000	551,200
VEON Holdings BV, Senior Notes	7.504%	3/1/22	800,000	877,392	(c)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	520,000	570,305	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,730,000	2,965,042	(a)

Total Wireless Telecommunication Services				20,065,822

TOTAL COMMUNICATION SERVICES				75,190,653

CONSUMER DISCRETIONARY - 9.6%
Auto Components - 1.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,780,000	2,910,600	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	500,000	500,675
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	250,000	245,575
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,730,000	1,714,862
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,300,000	1,283,750	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	200,000	195,289	(a)

Total Auto Components				6,850,751

Diversified Consumer Services - 1.9%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	2,680,000	2,747,000	(a)
Frontdoor Inc., Senior Notes	6.750%	8/15/26	710,000	723,313	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - (continued)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	995,000		$1,051,715	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,030,000		1,143,300
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	1,430,000		1,331,687	(a)

Total Diversified Consumer Services					6,997,015

Hotels, Restaurants & Leisure - 1.9%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	1,250,000		1,220,312	(a)
Boyne USA Inc., Secured Notes	7.250%	5/1/25	440,000		473,000	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	820,000		842,550
Golden Nugget Inc., Senior Notes	8.750%	10/1/25	500,000		516,250	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	762,000		829,246	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,210,000		1,225,125	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	310,000		299,538	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,710,000		1,671,525	(a)

Total Hotels, Restaurants & Leisure					7,077,546

Household Durables - 0.2%
Lennar Corp., Senior Notes	5.000%	6/15/27	640,000		629,600

Specialty Retail - 3.4%
Hertz Corp., Senior Notes	5.875%	10/15/20	1,580,000		1,580,000
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	1,210,000	EUR	1,324,015	(c)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	3,550,000		3,496,750	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	4,660,000		3,728,000	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	2,100,000		2,065,875

Total Specialty Retail					12,194,640

Textiles, Apparel & Luxury Goods - 0.3%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	600,000	EUR	617,641	(c)
William Carter Co., Senior Notes	5.625%	3/15/27	580,000		580,000	(a)(d)

Total Textiles, Apparel & Luxury Goods					1,197,641

TOTAL CONSUMER DISCRETIONARY					34,947,193

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 1.5%
Food Products - 0.8%
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	180,000	$180,450	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,795,000	2,753,075	(a)

Total Food Products				2,933,525

Household Products - 0.5%
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	460,000	471,500
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,415,000	1,392,006

Total Household Products				1,863,506

Tobacco - 0.2%
Altria Group Inc., Senior Notes	5.950%	2/14/49	610,000	611,452
Pyxus International Inc., Secured Notes	9.875%	7/15/21	210,000	188,475

Total Tobacco				799,927

TOTAL CONSUMER STAPLES				5,596,958

ENERGY - 17.9%
Energy Equipment & Services - 0.9%
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	1,920,000	1,536,000	(a)
Pride International LLC, Senior Notes	7.875%	8/15/40	500,000	407,500
Transocean Guardian Ltd., Senior Secured Notes	5.875%	1/15/24	510,300	521,144	(a)
Transocean Inc., Senior Notes	9.000%	7/15/23	218,000	230,807	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	920,000	699,200

Total Energy Equipment & Services				3,394,651

Oil, Gas & Consumable Fuels - 17.0%
Andeavor Logistics LP/Tesoro Logistics
Finance Corp., Senior Notes	6.375%	5/1/24	340,000	357,425
Berry Petroleum Co. Escrow	—	—	1,571,000	0	*(e)(f)(g)
Berry Petroleum Co. Escrow	—	—	640,000	0	*(e)(f)(g)
Berry Petroleum Co., LLC, Senior Notes	7.000%	2/15/26	440,000	441,100	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,920,000	1,956,000	(a)
Carrizo Oil & Gas Inc., Senior Notes	8.250%	7/15/25	450,000	472,500
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.875%	3/31/25	680,000	725,907
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	1,960,000	2,033,500
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	3,320,000	3,203,800
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	320,000	310,400
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	2,880,000	2,865,600
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,400,000	1,345,621

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Covey Park Energy LLC/Covey Park
Finance Corp., Senior Notes	7.500%	5/15/25	760,000		$710,600	(a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,500,000		1,518,075
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	810,000		1,017,848
Magnum Hunter Resources Corp. Escrow	—	—	3,530,000		0	*(e)(f)(g)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	5,880,000		5,409,600	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	1,850,000		1,917,063
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	790,000		947,013	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	2,140,000		2,123,950
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,553,000		1,547,176
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,000,000		1,101,000
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	2,340,000		2,379,780
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	3,650,000		3,647,627
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,540,000		4,646,690
Range Resources Corp., Senior Notes	5.000%	3/15/23	935,000		906,950
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,070,000		985,403
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000		646,950	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	590,000		635,725	(a)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	1,050,000		1,006,688	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	560,000		593,600	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	1,450,000		1,411,938
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	990,000		1,056,206	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	4,440,000		4,206,944	(a)
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	820,000	CAD	588,852	(a)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	1,390,000		1,403,900
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	1,020,000		1,004,700

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	430,000	$430,164
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	530,000	548,774
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000	398,228
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000	1,712,223
WPX Energy Inc., Senior Notes	8.250%	8/1/23	460,000	518,075
YPF SA, Senior Notes	8.500%	7/28/25	2,000,000	1,959,600	(a)
YPF SA, Senior Notes	6.950%	7/21/27	1,340,000	1,197,625	(a)

Total Oil, Gas & Consumable Fuels				61,890,820

TOTAL ENERGY				65,285,471

FINANCIALS - 10.5%
Banks - 7.5%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	1,120,000	1,216,135	(h)(i)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	740,000	835,749	(a)
Barclays Bank PLC, Subordinated Notes BNP Paribas SA, Junior Subordinated	7.625%	11/21/22	1,950,000	2,105,191
Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	810,000	854,372	(a)(h)(i)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,420,000	1,432,744	(h)(i)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,950,000	4,024,951	(h)(i)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	1,330,000	1,486,314	(a)(h)(i)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000	878,468	(h)(i)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	290,000	291,330	(h)(i)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	700,000	689,745	(h)(i)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,100,000	1,947,524	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,410,000	3,195,173	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (3 mo. USD LIBOR + 2.320%)	5.123%	9/30/27	7,000,000		$6,545,000	(h)(i)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	610,000		655,628	(h)(i)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,080,000		1,006,906	(a)

Total Banks					27,165,230

Capital Markets - 0.6%
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	890,000		888,887
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year Swap Rate + 4.344%)	7.000%	1/31/24	1,370,000		1,383,015	(a)(h)(i)

Total Capital Markets					2,271,902

Consumer Finance - 0.4%
Navient Corp., Senior Notes	5.875%	10/25/24	840,000		809,550
Navient Corp., Senior Notes	6.750%	6/15/26	700,000		673,750

Total Consumer Finance					1,483,300

Diversified Financial Services - 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	360,000		365,240
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	2,255,000		1,059,850	(a)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	130,000		130,821
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	3,140,000		3,390,641
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	310,000		329,927
Travelport Corporate Finance PLC, Senior Secured Notes	6.000%	3/15/26	1,720,000		1,827,500	(a)

Total Diversified Financial Services					7,103,979

TOTAL FINANCIALS					38,024,411

HEALTH CARE - 5.7%
Health Care Equipment & Supplies - 0.2%
IDH Finance PLC, Senior Secured Notes	6.250%	8/15/22	620,000	GBP	688,707	(c)

Health Care Providers & Services - 2.8%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	2,135,000		1,830,762	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	1,369,000	$1,430,605	(f)(i)(j)
BioScrip Inc., Senior Notes	8.875%	2/15/21	670,000	659,950
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	920,000	907,884	(a)(d)
DaVita Inc., Senior Notes	5.125%	7/15/24	350,000	347,375
DaVita Inc., Senior Notes	5.000%	5/1/25	1,370,000	1,327,188
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000	1,010,000
NVA Holdings Inc., Senior Notes	6.875%	4/1/26	63,000	61,110	(a)
Tenet Healthcare Corp., Secured Notes	5.125%	5/1/25	1,000,000	993,750
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,540,000	1,649,725

Total Health Care Providers & Services				10,218,349

Pharmaceuticals - 2.7%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	210,000	218,663	(a)(d)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	840,000	838,950	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	3,290,000	3,174,850	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,400,000	1,505,000	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	210,000	221,812	(a)
Endo Finance LLC/Endo Finco Inc., Senior Notes	7.250%	1/15/22	1,615,000	1,557,974	(a)
Endo Finance LLC/Endo Finco Inc., Senior Notes	5.375%	1/15/23	1,615,000	1,339,441	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,000,000	933,518

Total Pharmaceuticals				9,790,208

TOTAL HEALTH CARE				20,697,264

INDUSTRIALS - 5.7%
Aerospace & Defense - 0.2%
Heligear Acquisition Co., Senior Secured Notes	10.250%	10/15/19	620,000	622,505	(a)

Building Products - 0.7%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	980,000	935,900	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,680,000	1,575,000	(a)

Total Building Products				2,510,900

Commercial Services & Supplies - 2.5%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	540,000	542,700	(a)
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	3,000,000	2,840,625	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	100,000	$24,500
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	320,000	328,000
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	4,130,000	4,321,012
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	415,000	416,038
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	610,000	583,312

Total Commercial Services & Supplies				9,056,187

Industrial Conglomerates - 0.2%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	650,000	613,584	(h)(i)

Machinery - 0.7%
CFX Escrow Corp., Senior Notes	6.000%	2/15/24	230,000	237,763	(a)
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	750,000	735,000	(a)
MAI Holdings Inc., Senior Secured Notes	9.500%	6/1/23	940,000	888,300
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	639,000	631,012

Total Machinery				2,492,075

Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,670,000	1,219,100	(a)

Road & Rail - 0.2%
Flexi-Van Leasing Inc., Secured Notes	10.000%	2/15/23	1,000,000	850,000	(a)

Trading Companies & Distributors - 0.7%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	370,000	343,175	(a)
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	2,290,000	2,140,434	(a)

Total Trading Companies & Distributors				2,483,609

Transportation Infrastructure - 0.2%
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	920,000	862,500	(a)

TOTAL INDUSTRIALS				20,710,460

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 2.0%
Software - 0.2%
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	1,040,742	$70,250	(a)(k)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	600,000	618,288	(a)

Total Software				688,538

Technology Hardware, Storage & Peripherals - 1.8%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	270,000	286,529	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	720,000	723,072
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,350,000	2,263,405
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	210,000	196,142
Western Digital Corp., Senior Notes	4.750%	2/15/26	3,098,000	2,935,355

Total Technology Hardware, Storage & Peripherals				6,404,503

TOTAL INFORMATION TECHNOLOGY				7,093,041

MATERIALS - 10.5%
Construction Materials - 0.6%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.125%	6/1/25	450,000	430,875	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	6.500%	3/15/27	1,240,000	1,240,000	(a)(d)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	510,000	504,900

Total Construction Materials				2,175,775

Containers & Packaging - 3.7%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	4,931,965	4,660,707	(a)(k)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	7.250%	5/15/24	830,000	865,026	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	3,905,000	3,865,950	(a)
Berry Global Inc., Secured Notes	4.500%	2/15/26	210,000	199,238	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	1,200,000	1,225,656	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	410,000	401,287
Pactiv LLC, Senior Notes	8.375%	4/15/27	2,280,000	2,274,300

Total Containers & Packaging				13,492,164

Metals & Mining - 5.5%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	500,000	530,625	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,130,000	1,214,750	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	440,000	$451,550	(a)
ArcelorMittal, Senior Notes	7.000%	10/15/39	2,020,000	2,220,532
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	2,330,000	2,372,814	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	1,420,000	1,379,175	(a)
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	10,000	10,028
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	450,000	451,688
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	310,000	307,288
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	770,000	816,200
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	380,000	375,432
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	990,000	982,575
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	280,000	256,900
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,580,000	1,394,350
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	970,000	1,003,756	(a)
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	380,000	396,150	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,202,654	4,510	*(a)(b)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	411,000	380,175	(a)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	1,970,000	2,120,212	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	260,000	272,610
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,220,000	2,436,894
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	825,937

Total Metals & Mining				20,204,151

Paper & Forest Products - 0.7%
Mercer International Inc., Senior Notes	7.375%	1/15/25	2,330,000	2,440,675	(a)

TOTAL MATERIALS				38,312,765

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.6%
CoreCivic Inc., Senior Notes	4.125%	4/1/20	130,000	130,163
CoreCivic Inc., Senior Notes	4.625%	5/1/23	370,000	357,050
CoreCivic Inc., Senior Notes	4.750%	10/15/27	920,000	803,850
GEO Group Inc., Senior Notes	6.000%	4/15/26	810,000	754,312

Total Equity Real Estate Investment Trusts (REITs)				2,045,375

Real Estate Management & Development - 0.5%
WeWork Cos. Inc., Senior Notes	7.875%	5/1/25	1,970,000	1,838,700	(a)

TOTAL REAL ESTATE				3,884,075

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 1.6%
Electric Utilities - 0.8%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,260,000		$1,626,014
Pampa Energia SA, Senior Notes	7.375%	7/21/23	1,580,000		1,512,866	(c)

Total Electric Utilities					3,138,880

Gas Utilities - 0.8%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	2,950,000		2,795,125

TOTAL UTILITIES					5,934,005

TOTAL CORPORATE BONDS & NOTES (Cost - $299,032,222)					315,676,296

SOVEREIGN BONDS - 6.7%
Argentina - 1.2%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	53.666%	6/21/20	56,620,000	ARS	1,574,709	(i)
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	3,360,000		2,633,400

Total Argentina					4,208,109

Brazil - 1.3%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	2,466,000	BRL	687,068
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	13,700,000	BRL	3,858,693

Total Brazil					4,545,761

Ecuador - 1.3%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	330,000		360,509	(a)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	4,220,000		4,411,799	(a)

Total Ecuador					4,772,308

Egypt - 0.2%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	850,000		872,356	(a)

Indonesia - 0.5%
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	25,087,000,000	IDR	1,779,728

Mexico - 0.2%
Mexican Bonos, Bonds	6.500%	6/9/22	18,070,000	MXN	897,099

Russia - 1.1%
Russian Federal Bond - OFZ, Bonds	7.750%	9/16/26	183,580,000	RUB	2,741,337
Russian Federal Bond - OFZ, Bonds	8.150%	2/3/27	90,000,000	RUB	1,370,585

Total Russia					4,111,922

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ukraine - 0.4%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	1,500,000		$1,491,267	(a)

Uruguay - 0.5%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	47,140,000	UYU	1,450,591	(c)
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	13,140,000	UYU	357,810	(c)

Total Uruguay					1,808,401

TOTAL SOVEREIGN BONDS (Cost - $25,096,617)					24,486,951

SENIOR LOANS - 1.6%
CONSUMER DISCRETIONARY - 1.1%
Specialty Retail - 1.1%
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 3.000%)	5.520%	3/11/22	4,794,795		4,100,547	(i)(l)(m)

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Reynolds Group Holdings Inc., Term Loan (1 mo. USD LIBOR + 2.750%)	5.243%	2/5/23	491,171		489,725	(i)(l)(m)

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Iron Mountain Information Management LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	4.243%	1/2/26	992,500		975,131	(f)(i)(l)(m)

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1mo. USDLIBOR +8.000% PIK)	10.481%	2/7/23	362,931		362,326	(i)(k)(l)(m)

TOTAL SENIOR LOANS (Cost - $5,849,742)					5,927,729

			SHARES
COMMON STOCKS - 1.2%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares			68,957		20,770	*(e)(f)

ENERGY - 1.1%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)			46,103		36,414	*(e)(f)

Oil, Gas & Consumable Fuels - 1.1%
Berry Petroleum Corp.			230,628		2,935,894

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY			SHARES		VALUE
Oil, Gas & Consumable Fuels - (continued)
Blue Ridge Mountain Resources Inc.			183,339		$870,860	*
MWO Holdings LLC			442		33,685	*(e)(f)

Total Oil, Gas & Consumable Fuels					3,840,439

TOTAL ENERGY					3,876,853

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC			24,398		524,557	*(f)

TOTAL COMMON STOCKS (Cost - $9,343,159)					4,422,180

	RATE	MATURITY DATE	FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 0.7%
COMMUNICATION SERVICES - 0.7%
Interactive Media & Services - 0.1%
Twitter Inc., Senior Notes	1.000%	9/15/21	320,000		297,819
Twitter Inc., Senior Notes	0.250%	6/15/24	160,000		145,488	(a)

Total Interactive Media & Services					443,307

Media - 0.6%
DISH Network Corp., Senior Notes	2.375%	3/15/24	2,595,000		2,160,236

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,685,282)					2,603,543

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.5%
U.S. Government Obligations - 0.5%
U.S. Treasury Notes (Cost - $1,712,611)	1.750%	3/31/22	1,750,000		1,712,197

			SHARES
PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Banks - 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	8.469%		17,000		441,830	(i)

Capital Markets - 0.3%
B. Riley Financial Inc.	6.875%		39,275		996,800

TOTAL PREFERRED STOCKS (Cost - $1,281,228)					1,438,630

		MATURITY DATE	FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Argentina - 0.1%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $328,804)	4.000%	3/6/20	13,542,483	ARS	326,985

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $345,329,665)					356,594,511

SHORT-TERM INVESTMENTS - 0.9%
SOVEREIGN BONDS - 0.2%
Argentina Treasury Bill	(89.597)%	3/29/19	5,572,000	ARS	170,447	(n)
Argentina Treasury Bill	(48.791)%	5/31/19	22,870,000	ARS	691,857	(n)

TOTAL SOVEREIGN BONDS (Cost - $863,612)					862,304

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.7%
Dreyfus Government Cash Management, Institutional Shares (Cost - $2,456,534)	2.374%	2,456,534	$2,456,534

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,320,146)			3,318,838

TOTAL INVESTMENTS - 98.9% (Cost - $348,649,811)			359,913,349
Other Assets in Excess of Liabilities - 1.1%			3,823,738

TOTAL NET ASSETS - 100.0%			$363,737,087

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The maturity principal is currently in default as of February 28, 2019.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)	Restricted security (Note 2).

(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CER	— Coeficente de Establilzacion de Referencia
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

At February 28, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	3,740,000	USD	998,132	Barclays Bank PLC	4/17/19	$(5,682)
USD	2,016,390	BRL	7,480,000	Barclays Bank PLC	4/17/19	31,491
USD	625,348	CAD	830,000	Barclays Bank PLC	4/17/19	(6,096)
USD	113,925	EUR	100,000	Barclays Bank PLC	4/17/19	(291)
USD	116,066	EUR	100,000	Barclays Bank PLC	4/17/19	1,851
USD	339,691	EUR	300,000	Barclays Bank PLC	4/17/19	(2,954)
USD	775,715	EUR	670,000	Barclays Bank PLC	4/17/19	10,474
USD	52,522	GBP	40,985	Barclays Bank PLC	4/17/19	(1,976)
USD	646,647	EUR	557,540	Goldman Sachs Group Inc.	4/17/19	9,851

Total						$36,668

Abbreviations used in this table:

BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities. The Fund intends to liquidate on or about September 30, 2025 and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

Notes to Schedule of Investments (unaudited) (continued)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$65,285,471	$0	*	$65,285,471
Health Care	—	19,266,659	1,430,605		20,697,264
Other Corporate Bonds & Notes	—	229,693,561	—		229,693,561
Sovereign Bonds	—	24,486,951	—		24,486,951
Senior Loans:
Real Estate	—	—	975,131		975,131
Other Senior Loans	—	4,952,598	—		4,952,598
Common Stocks:
Consumer Discretionary	—	—	20,770		20,770
Energy	$3,806,754	—	70,099		3,876,853
Utilities	—	—	524,557		524,557
Convertible Bonds & Notes	—	2,603,543	—		2,603,543
U.S. Government & Agency Obligations	—	1,712,197	—		1,712,197
Preferred Stocks	1,438,630	—	—		1,438,630
Non-U.S. Treasury Inflation Protected Securities	—	326,985	—		326,985

Total Long-Term Investments	5,245,384	348,327,965	3,021,162		356,594,511

Short-Term Investments†:
Sovereign Bonds	—	862,304	—		862,304
Money Market Funds	2,456,534	—	—		2,456,534

Total Short-Term Investments	2,456,534	862,304	—		3,318,838

Total Investments	$7,701,918	$349,190,269	$3,021,162		$359,913,349

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency
Contracts	—	$53,667	—	$53,667

Total	$7,701,918	$349,243,936	$3,021,162	$359,967,016

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency
Contracts	—	$16,999	—	$16,999

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At February 28, 2019, securities valued $2,935,894 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

2. Restricted securities

The following Fund investment is restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 2/28/2019	Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$1,369,000	6/17	$1,359,245	$1,430,605	$104.50	0.39%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Yield Defined Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2019